Consolidated statements of changes in equity (deficit) - CAD ($)	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2022	$ 43,441,591	$ 10,560,886	$ (30,671,552)	$ 697,671	$ 24,028,596
Shareholders' equity (in shares) at Aug. 31, 2022	8,417,923
Total comprehensive income (loss)			(16,582,939)	395,415	(16,187,524)
Stock options exercised	$ 30,949	(12,238)			18,711
Stock options exercised (in shares)	5,057
Share issuance [note 17] (in shares)	1,509,005
Share issuance [note 17]	$ 3,378,594				3,378,594
Share-based compensation [note 18]		1,052,090			1,052,090
Shareholders' equity at May. 31, 2023	$ 46,851,134	11,600,738	(47,254,491)	1,093,086	12,290,467
Shareholders' equity (in shares) at May. 31, 2023	9,931,985
Shareholders' equity at Aug. 31, 2023	$ 50,395,717	11,684,829	(51,548,737)	1,032,628	11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	11,172,800
Total comprehensive income (loss)			(10,407,997)	97,624	(10,310,373)
Series A Convertible Preferred Shares converted [notes 15 and 17]	$ 115,556				115,556
Series A Convertible Preferred Shares converted [notes 15 and 17] (in shares)	153,332
Share issuance [note 17] (in shares)	1,049,444
Share issuance [note 17]	$ 1,983,485				1,983,485
Share-based compensation [note 18]		367,858			367,858
Shareholders' equity at May. 31, 2024	$ 52,494,758	$ 12,052,687	$ (61,956,734)	$ 1,130,252	$ 3,720,963
Shareholders' equity (in shares) at May. 31, 2024	12,375,576